Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Long-term Notes Payable

3)	Long-term notes payable - only as of December 31, 2019

December 31, 2019
NT$

Commercial papers	$100,016
Less: unamortized discounts	2,137
97,879
Less: current portion	94,798

$3,081

Annual interest rate (%)	5.02-6.89

Short Term Bank Loans [member]
Statement [LineItems]
Summary of Borrowings
a.	Short-term borrowings

Bank loans mainly represented unsecured revolving loans and letters of credit.

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Secured bank loans, annual interest rate was 0.90%-1.87% as of December 31, 2020	$-	$300,495	$10,701
Unsecured bank loans, annual interest rates were 0.70%-5.40% and 0.58%-3.83% as of December 31, 2019 and 2020, respectively	40,572,329	34,297,362	1,221,416
	40,572,329	34,597,857	1,232,117
Less: financial liabilities for hedging - current (Note 34)	3,233,301	3,307,018	117,771

	$37,339,028	$31,290,839	$1,114,346

Long Term Bank Loans [member]
Statement [LineItems]
Summary of Borrowings
b.	Long-term borrowings

1)	Bank loans

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Revolving bank loans
Syndicated bank loans - repayable through April 2021 to October 2022, annual interest rates were 1.80% and 1.15%-1.17% as of December 31, 2019 and 2020 (Note 36)	$20,000,000	$12,536,424	$446,454
Others - repayable through January 2021 to July 2029, annual interest rates were 0.82%-4.13% and 0.56%-4.15% as of December 31, 2019 and 2020, respectively	105,214,824	84,146,125	2,996,657
Mortgage loans
Repayable through January 2021 to December 2033, annual interest rates were 2.43%-4.90% and 1.90%-4.90% as of December 31, 2019 and 2020, respectively	4,880,822	10,813,997	385,114
	130,095,646	107,496,546	3,828,225
Less: unamortized discounts	10,292	104,323	3,715
	130,085,354	107,392,223	3,824,510
Less: current portion	5,017,970	2,250,121	80,133
financial liabilities for hedging - current (Note 34)	-	1,970,307	70,168
financial liabilities for hedging - non-current (Note 34)	-	5,910,919	210,503

	$125,067,384	$97,260,876	$3,463,706

Longterm Bills Payable [member]
Statement [LineItems]
Summary of Borrowings
2)	Long-term bills payable

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Ta Ching Bills Finance Corporation, repayable in March 2022, annual interest rates were 1.01%-1.03% and 0.91% as of December 31, 2019 and 2020, respectively	$3,100,000	$1,000,000	$35,613

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Mega Bills Finance Corporation, repayable in March 2022, annual interest rates were 1.04% and 0.92%-0.93% as of December 31, 2019 and 2020, respectively	$2,000,000	$2,000,000	$71,225
China Bills Finance Corporation, repayable through March 2022 to December 2022, annual interest rates were 1.02%-1.05% and 0.65%-0.90% as of December 31, 2019 and 2020, respectively	2,800,000	2,000,000	71,225
International Bills Finance Corporation, early repaid through March 2020 to June 2020, annual interest rates were 1.02%-1.05% as of December 31, 2019	3,000,000	-	-
	10,900,000	5,000,000	178,063
Less: unamortized discounts	4,635	1,498	53

	$10,895,365	$4,998,502	$178,010